Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Change in valuation allowance	$ 2,616	$ 2,551
Deferred tax asset for research and development credit	31	$ 33
Cash consideration	100
Extinguished debt	32,012
Unamortized ratably year		2 years
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	190,278
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	32,182
Internal Revenue Service [Member]
Income Taxes [Line Items]
Refund amount		$ 997
Research and Development Credits Carryforwards [Member]
Income Taxes [Line Items]
Deferred tax asset for research and development credit	1,442
State Research And Development Credits Carryforwards [Member]
Income Taxes [Line Items]
Deferred tax asset for research and development credit	$ 818